RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		Sep. 30, 2016	Dec. 31, 2015		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash		$ 25,638	$ 832,159		$ 141,642	$ 173,828
Accounts receivable		59,059	242,075
Inventory		480,046	668,567
Recoverable IVA taxes and credits		358,521	417,897
Other current assets		149,778	52,014
Total Current Assets		1,073,042	2,212,712
Non-Current Assets
Plant and equipment, net		45,205	70,537
Intangibles, net		179,167	211,417
Other assets		10,447	11,712
Total Non-Current Assets		237,819	293,666
Total Assets		1,310,861	2,506,378
Current Liabilities
Accounts payable		237,159	38,372
Notes payable		172,328	103,320
IVA and other taxes payable		111,686	192,044
Advances from customers		8,324	1,986
Total Current Liabilities		529,497	335,722
Total Liabilities		529,497	335,722
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 100,000,000 shares authorized, 44,784,000 and 9,238,628 shares issued and outstanding as of December 31, 2015 and December 31, 2014.		5,540	4,478
Additional paid-in-capital		8,239,527	5,735,861
Accumulated deficit		(8,031,286)	(3,989,689)
Accumulated other comprehensive income		567,583	420,006
Total stockholder's equity (deficit) - controlling interest		781,364	2,170,656
Non-controlling interest
Total Stockholders' Equity (Deficit)		781,364	2,170,656
Total Liabilities and Stockholders' Equity (Deficit)		$ 1,310,861	2,506,378
As Previously Reported [Member]
Stockholders' Equity (Deficit)
Total stockholder's equity (deficit) - controlling interest			2,141,948
Adjustments [Member]
Stockholders' Equity (Deficit)
Total stockholder's equity (deficit) - controlling interest			28,708
QPAGOS Corporation - Parent Company [Member]
Current Assets
Cash			832,159			173,828	$ 52,065
Accounts receivable			242,075			15,914
Inventory			668,567			646,986
Recoverable IVA taxes and credits			417,897	[1],[2]		171,200
Other current assets			52,014	[1]		50,000
Total Current Assets			2,212,712			1,057,928
Non-Current Assets
Plant and equipment, net			70,537			99,985
Intangibles, net			211,417
Other assets			11,712			6,192
Total Non-Current Assets			293,666			106,177
Total Assets			2,506,378			1,164,105
Current Liabilities
Accounts payable			38,372			102,501
Notes payable			103,320			2,324,422
IVA and other taxes payable			192,044	[1],[2]		8,625
Advances from customers			1,986			3,092
Total Current Liabilities			335,722			2,438,640
Total Liabilities			335,722			2,438,640
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 100,000,000 shares authorized, 44,784,000 and 9,238,628 shares issued and outstanding as of December 31, 2015 and December 31, 2014.	[3]		4,478			924
Additional paid-in-capital	[3]		5,735,861			61,977
Accumulated deficit			(3,989,689)			(1,490,185)
Accumulated other comprehensive income			420,006	[4]		152,749
Total stockholder's equity (deficit) - controlling interest			2,170,656			(1,274,535)	$ 67,616
Non-controlling interest
Total Stockholders' Equity (Deficit)			2,170,656			(1,274,535)
Total Liabilities and Stockholders' Equity (Deficit)			2,506,378			1,164,105
QPAGOS Corporation - Parent Company [Member] | As Previously Reported [Member]
Current Assets
Cash			832,159			173,828
Accounts receivable			242,075			15,914
Inventory			668,567			646,986
Recoverable IVA taxes and credits			412,143	[1],[2]		171,200
Other current assets			20,509	[1]		50,000
Total Current Assets			2,175,453			1,057,928
Non-Current Assets
Plant and equipment, net			70,537			99,985
Intangibles, net			211,417
Other assets			11,712			6,192
Total Non-Current Assets			293,666			106,177
Total Assets			2,469,119			1,164,105
Current Liabilities
Accounts payable			38,372			102,501
Notes payable			103,320			2,324,422
IVA and other taxes payable			181,946	[1],[2]		8,625
Advances from customers			1,986			3,092
Total Current Liabilities			325,624			2,438,640
Total Liabilities			325,624			2,438,640
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 100,000,000 shares authorized, 44,784,000 and 9,238,628 shares issued and outstanding as of December 31, 2015 and December 31, 2014.	[3]		22,392			4,619
Additional paid-in-capital	[3]		5,717,947			58,282
Accumulated deficit			(4,019,428)			(1,490,185)
Accumulated other comprehensive income			422,584	[4]		152,749
Total stockholder's equity (deficit) - controlling interest			2,143,495			(1,274,535)
Non-controlling interest
Total Stockholders' Equity (Deficit)			2,143,495			(1,274,535)
Total Liabilities and Stockholders' Equity (Deficit)			2,469,119			1,164,105
QPAGOS Corporation - Parent Company [Member] | Adjustments [Member]
Current Assets
Cash
Recoverable IVA taxes and credits	[1],[2]		5,754
Other current assets	[1]		31,505
Total Current Assets			37,259
Non-Current Assets
Total Non-Current Assets
Total Assets			37,259
Current Liabilities
IVA and other taxes payable	[1],[2]		10,098
Total Current Liabilities			10,098
Total Liabilities			10,098
Stockholders' Equity (Deficit)
Common stock, $0.0001 par value; 100,000,000 shares authorized, 44,784,000 and 9,238,628 shares issued and outstanding as of December 31, 2015 and December 31, 2014.	[3]		(17,914)			(3,695)
Additional paid-in-capital	[3]		17,914			3,695
Accumulated deficit			29,739
Accumulated other comprehensive income	[4]		(2,578)
Total stockholder's equity (deficit) - controlling interest			27,161
Non-controlling interest
Total Stockholders' Equity (Deficit)			27,161
Total Liabilities and Stockholders' Equity (Deficit)			$ 37,259

[1]	Management noted an error in recording of cost of goods sold of prepaid services sold to end users. Purchases of prepaid services from providers are recorded as a prepaid asset, which is subsequently expensed to cost of goods sold when the service is sold and the risks and rewards of ownership passed to end users. The cost of goods sold was incorrectly recorded as equal to revenue on all service sales. The gross profit on these revenue transactions was earned but remained on our balance sheet in prepaid expenditure. The restated financial statements reduced the costs of goods sold recorded by the gross profit earned on these transactions with a corresponding reduction in prepaid expenditure. The net value added tax effect on these transactions was restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[2]	Management noted an error in the recording of transactions related to a consume's use of kiosks to pay for certain services such as utilities through our kiosks. In these transactions, the Company earns a payment processing fee as an agent, on either a percentage of transaction value or a fixed fee per transaction basis. This revenue was previously recorded at gross value, the full value of the transaction was recorded as revenue and the full value of the service provided to our end users was recognized as cost of goods sold, The value radded taxation on both the revenue and cost of goods sold was recorded as due to and due from, the Mexican revenue authorities, respectively. The Restated financial statements reversed the difference between the gross revenue recorded and the payment processing fee actually earned on these transactions; and the cost of goods sold entries originally recorded were reversed. The value-added taxation recorded has been restated and we have brought this restatement to the attention of the Mexican revenue authorities and are in the process of correcting our tax returns.
[3]	To reflect the adjustments necessary to record the recapitalization effect of the reverse merger with Asiya Pearls, Inc.
[4]	Represents the restatement of the foreign currency translation adjustment directly related to the restatement of revenues and cost of goods sold discussed in A and B above.